UMB FUND SERVICES, INC.
                            803 West Michigan Street
                           Milwaukee, Wisconsin 53233
                                 (414) 299-2000
                               Fax: (414) 299-2466

May 6, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:   Stewart Capital Mutual Funds
      Filing Pursuant to Rule 497(j)
      (333-137670 and 811-21955)

Dear Sir or Madam:

On behalf of the above-referenced registered investment company, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Stewart Capital Mutual Funds (the "Trust") hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment which is the most recent amendment to such Registration Statement and was filed electronically on April 29, 2008.

Please contact the undersigned at (414) 299-2000 with any questions about this certificate.

Very truly yours

/s/ Constance Dye Shannon
Executive Vice President and General Counsel